Investments - Summary of Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Trading securities:
Adjusted cost	¥ 54,688		¥ 59,017	$ 8,405
Additions			6,933
Unrealized gains			2,463
Unrealized losses	(46,926)	$ (7,212)	(46,087)
Exchange differences	1,802	$ 277	(1,869)
Trading securities total at fair value	9,564		20,457	1,470
Equity securities listed in Hong Kong:
Cost	14,631		15,789	2,249
Impairment recognized in earnings	0		0	0
Adjusted amortized cost	14,631		15,789	2,249
Adjusted amortized cost	14,631		15,789	2,249
Unrealized (loss)/ gains	1,951		(115)	300
Exchange differences	216		309	33
Total at fair value	16,798		15,983	2,582
Equity securities listed in Hong Kong [Member]
Trading securities:
Trading securities total at fair value	¥ 9,564		¥ 20,457	$ 1,470